Events subsequent to the December 31 consolidated balance sheet date (Details) $ in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) SFr / shares	Dec. 31, 2018 USD ($)
Statement [line items]
Dividends proposed	$ 7.0		$ 6.6
Amount borrowed under the credit facility	$ 7.0	$ 7.0
Subsequent Event [member]
Statement [line items]
Dividends proposed, cash per share | SFr / shares		$ 2.95